Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Licensing and collaboration revenue	¥ 30,000	$ 4,309	¥ 53,781	¥ 11,556
Expenses
Research and development expenses	(840,415)	(120,718)	(426,028)	(267,075)
Administrative expenses	(654,553)	(94,021)	(66,391)	(25,436)
Loss from operations	(1,464,968)	(210,430)	(438,638)	(280,955)
Interest income	30,570	4,391	4,597	858
Interest expense	(2,991)	(430)	(11,695)	(5,643)
Other income (expenses), net	(20,205)	(2,902)	(16,780)	1,527
Fair value change of warrants	5,644	811	61,405	(14,027)
Loss before income tax expense	(1,451,950)	(208,560)	(401,111)	(298,240)
Income tax expense | ¥			(1,722)
Net loss attributable to I-MAB	(1,451,950)	(208,560)	(402,833)	(298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	(3,989)
Net loss attributable to ordinary shareholders	(1,485,001)	(213,308)	(402,833)	(298,240)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	10,747	1,544	53,689	5,918
Total comprehensive loss attributable to I-MAB	(1,441,203)	(207,016)	(349,144)	(292,322)
Net loss attributable to ordinary shareholders	¥ (1,485,001)	$ (213,308)	¥ (402,833)	¥ (298,240)
Weighted-average number of ordinary shares used in calculating net loss per share - basic and diluted | shares	7,381,230	7,381,230	6,529,092	5,742,669
Net loss per share attributable to ordinary shareholders
—Basic | (per share)	¥ (201.19)	$ (28.90)	¥ (61.70)	¥ (51.93)
—Diluted | (per share)	¥ (201.19)	$ (28.90)	¥ (61.70)	¥ (51.93)